Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2022
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Schedule of Option Contingent Warrants Valuation Assumptions
The following assumptions were used to calculate the fair value of the Hoya Intermediate Warrants and Option Contingent Warrants:

	March 31, 2022	December 31, 2021
Estimated volatility	38.0%	36.0%
Expected term (years)	9.6	9.8
Risk-free rate	2.3%	1.5%
Expected dividend yield	0.0%	0.0%

Subsidiaries [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Summary of Effects of Hedge Accounting and Interest Rate Swaps
The following table presents the effects of hedge accounting on AOCL for the year ended December 31, 2021 for interest rate contracts designated as cash flow hedges (in thousands):

Interest rate cap
Beginning accumulated derivative loss in AOCL	$(822)
Amount of gain (loss) recognized in AOCL	—
Less: Amount of loss reclassified from AOCL to income	(822)

Ending accumulated derivative loss in AOCL	$—

The following table presents the effects of hedge accounting on AOCL for the year ended December 31, 2020 for interest rate contracts designated as cash flow hedges (in thousands):

	Interest rate swaps	Interest rate cap	Total
Beginning accumulated derivative loss in AOCL	$(887)	$(1,030)	$(1,917)
Amount of gain recognized in AOCL	887	—	887
Less: Amount of loss reclassified from AOCL to income	—	(208)	(208)

Ending accumulated derivative loss in AOCL	$—	$(822)	$(822)